JPMorgan Fundamental Data Science Small Core ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.8%
Aerospace & Defense — 2.1%
AeroVironment, Inc. *	125	22,881
Kratos Defense & Security Solutions, Inc. *	144	10,153
Moog, Inc., Class A	207	60,577
V2X, Inc. *	538	36,853
VSE Corp.	138	25,447
		155,911
Automobile Components — 1.3%
LCI Industries	454	55,833
Visteon Corp.	454	41,364
		97,197
Banks — 10.6%
Amalgamated Financial Corp.	526	20,446
BancFirst Corp.	301	32,659
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	666	34,952
BankUnited, Inc.	1,274	57,534
Business First Bancshares, Inc.	423	11,438
Byline Bancorp, Inc.	393	12,407
Camden National Corp.	774	36,726
City Holding Co.	381	45,537
Enterprise Financial Services Corp.	474	25,648
First Financial Bancorp	2,039	56,847
First Interstate BancSystem, Inc., Class A	1,778	59,385
First Merchants Corp.	1,293	50,078
Heritage Commerce Corp.	2,726	34,020
Independent Bank Corp.	701	23,343
OceanFirst Financial Corp.	1,213	21,883
Old Second Bancorp, Inc.	964	19,434
Pathward Financial, Inc.	258	23,021
Provident Financial Services, Inc.	1,632	34,533
QCR Holdings, Inc.	394	33,667
Simmons First National Corp., Class A	1,482	28,825
TriCo Bancshares	1,133	53,863
WSFS Financial Corp.	1,025	67,097
		783,343
Biotechnology — 9.2%
Alkermes plc *	1,072	37,906
Amicus Therapeutics, Inc. *	2,994	43,293
Apogee Therapeutics, Inc. *	433	36,446
Arcellx, Inc. *	265	30,427
Arrowhead Pharmaceuticals, Inc. *	266	16,678
Aurinia Pharmaceuticals, Inc. (Canada) *	548	8,121
Bridgebio Pharma, Inc. *	166	12,327
CRISPR Therapeutics AG (Switzerland) * (a)	136	6,470
Cytokinetics, Inc. *	315	20,762
Disc Medicine, Inc. *	302	19,310
Dyne Therapeutics, Inc. *	1,117	20,251

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Halozyme Therapeutics, Inc. *	447	28,890
Insmed, Inc. *	192	31,396
Mirum Pharmaceuticals, Inc. *	418	38,615
Nuvalent, Inc., Class A *	290	29,710
Protagonist Therapeutics, Inc. *	416	43,846
REGENXBIO, Inc. *	2,336	19,576
Revolution Medicines, Inc. *	245	23,826
Rhythm Pharmaceuticals, Inc. *	424	36,875
Sionna Therapeutics, Inc. *	584	23,413
TG Therapeutics, Inc. *	218	7,242
Twist Bioscience Corp. *	888	42,198
Vaxcyte, Inc. *	677	39,340
Viking Therapeutics, Inc. *	246	8,005
Xenon Pharmaceuticals, Inc. (Canada) *	901	52,393
		677,316
Broadline Retail — 0.1%
Savers Value Village, Inc. *	1,425	10,602
Building Products — 2.4%
AZZ, Inc.	553	69,197
Griffon Corp.	342	24,857
Janus International Group, Inc. *	1,791	9,224
Modine Manufacturing Co. *	340	73,681
		176,959
Capital Markets — 2.1%
Acadian Asset Management, Inc.	282	15,347
Donnelley Financial Solutions, Inc. *	764	36,015
Hamilton Lane, Inc., Class A	205	20,377
Moelis & Co., Class A	368	20,976
StoneX Group, Inc. *	379	30,566
Virtus Investment Partners, Inc.	226	30,363
		153,644
Chemicals — 2.5%
Balchem Corp.	253	42,878
Hawkins, Inc.	168	25,805
HB Fuller Co.	302	18,627
Innospec, Inc.	430	31,399
Orion SA (Germany)	689	4,479
Perimeter Solutions, Inc. *	2,027	49,499
Quaker Chemical Corp.	126	15,653
		188,340
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	793	30,546
UniFirst Corp.	66	16,605
		47,151

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — 2.1%
MYR Group, Inc. *	193	54,488
Primoris Services Corp.	414	59,218
Sterling Infrastructure, Inc. *	96	39,098
		152,804
Consumer Finance — 0.7%
Enova International, Inc. *	294	39,934
Upstart Holdings, Inc. *	336	8,618
		48,552
Consumer Staples Distribution & Retail — 0.9%
Chefs' Warehouse, Inc. (The) *	885	52,613
Sprouts Farmers Market, Inc. *	137	10,567
		63,180
Diversified Consumer Services — 1.3%
Driven Brands Holdings, Inc. *	2,841	35,825
Graham Holdings Co., Class B	40	42,290
OneSpaWorld Holdings Ltd. (Bahamas)	731	16,777
		94,892
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	923	28,022
Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A *	713	12,706
Iridium Communications, Inc.	570	15,812
Liberty Latin America Ltd., Class C (Puerto Rico) *	2,392	21,097
Lumen Technologies, Inc. *	2,785	19,356
		68,971
Electric Utilities — 0.9%
Oklo, Inc., Class A *	173	8,579
Portland General Electric Co.	1,053	55,567
		64,146
Electrical Equipment — 4.6%
Atkore, Inc.	182	10,721
Bloom Energy Corp., Class A *	685	92,811
EnerSys	237	41,172
Nextpower, Inc., Class A *	587	70,763
Shoals Technologies Group, Inc., Class A *	2,286	15,042
Thermon Group Holdings, Inc. *	516	26,006
Vicor Corp. *	504	81,144
		337,659
Electronic Equipment, Instruments & Components — 5.4%
Badger Meter, Inc.	174	26,509
Fabrinet (Thailand) *	218	113,691
Knowles Corp. *	1,966	50,487
Napco Security Technologies, Inc.	459	18,080
Plexus Corp. *	220	44,559

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Sanmina Corp. *	205	26,576
ScanSource, Inc. *	794	28,822
TTM Technologies, Inc. *	726	70,727
Vishay Intertechnology, Inc.	1,182	21,276
		400,727
Energy Equipment & Services — 2.6%
Cactus, Inc., Class A	784	37,138
Kodiak Gas Services, Inc.	555	32,368
Liberty Energy, Inc.	1,323	38,102
Select Water Solutions, Inc.	1,252	19,156
SLB Ltd.	888	45,634
Transocean Ltd. *	3,081	20,427
		192,825
Entertainment — 0.1%
Lionsgate Studios Corp. *	956	9,168
Financial Services — 2.0%
Enact Holdings, Inc.	728	29,710
Jackson Financial, Inc., Class A	242	25,584
Radian Group, Inc.	1,533	50,712
Remitly Global, Inc. *	1,338	20,966
WEX, Inc. *	129	19,742
		146,714
Food Products — 0.6%
Dole plc	1,020	14,576
Utz Brands, Inc.	2,782	22,034
Vital Farms, Inc. *	453	6,396
		43,006
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	412	52,065
ONE Gas, Inc.	334	28,767
Southwest Gas Holdings, Inc.	312	27,113
		107,945
Ground Transportation — 0.5%
Marten Transport Ltd.	2,550	33,482
Health Care Equipment & Supplies — 2.9%
AtriCure, Inc. *	464	13,238
Axogen, Inc. *	507	16,797
ICU Medical, Inc. *	323	41,716
Inmode Ltd. *	1,806	24,706
Inogen, Inc. *	1,118	6,909
IRhythm Holdings, Inc. *	282	33,282
Lantheus Holdings, Inc. *	78	5,916
LivaNova plc *	408	25,933
Omnicell, Inc. *	249	8,312
PROCEPT BioRobotics Corp. *	336	8,403

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
QuidelOrtho Corp. *	898	14,754
Utah Medical Products, Inc.	256	15,869
		215,835
Health Care Providers & Services — 1.6%
Concentra Group Holdings Parent, Inc.	1,739	37,301
Guardant Health, Inc. *	76	7,020
HealthEquity, Inc. *	503	42,036
Hims & Hers Health, Inc. * (a)	385	7,993
Option Care Health, Inc. *	630	16,959
PACS Group, Inc. *	314	10,086
		121,395
Health Care REITs — 1.0%
CareTrust REIT, Inc.	1,086	39,802
Sabra Health Care REIT, Inc.	1,815	34,902
		74,704
Health Care Technology — 0.1%
Evolent Health, Inc., Class A *	1,653	3,769
Health Catalyst, Inc. * (a)	1,629	2,069
		5,838
Hotel & Resort REITs — 1.5%
RLJ Lodging Trust	1,378	10,225
Ryman Hospitality Properties, Inc.	722	66,619
Sunstone Hotel Investors, Inc.	2,308	20,795
Xenia Hotels & Resorts, Inc.	814	12,071
		109,710
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. *	800	8,728
Bloomin' Brands, Inc.	769	4,153
First Watch Restaurant Group, Inc. *	677	7,095
Hilton Grand Vacations, Inc. *	393	15,374
Life Time Group Holdings, Inc. *	1,877	50,566
Monarch Casino & Resort, Inc.	640	61,184
		147,100
Household Durables — 1.4%
Green Brick Partners, Inc. *	124	7,992
La-Z-Boy, Inc.	406	13,049
M/I Homes, Inc. *	333	40,776
Sonos, Inc. *	1,581	21,185
Tri Pointe Homes, Inc. *	421	19,673
		102,675
Household Products — 0.4%
Spectrum Brands Holdings, Inc.	365	26,901
Industrial REITs — 0.3%
Terreno Realty Corp.	414	25,428

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 1.0%
Oscar Health, Inc., Class A *	989	11,344
Palomar Holdings, Inc. *	108	12,906
Safety Insurance Group, Inc.	329	23,898
Selective Insurance Group, Inc.	318	23,974
		72,122
Interactive Media & Services — 0.8%
Angi, Inc., Class A *	341	2,336
Cargurus, Inc., Class A *	685	23,324
IAC, Inc. *	548	21,937
MediaAlpha, Inc., Class A *	1,153	10,723
		58,320
IT Services — 1.1%
Applied Digital Corp. * (a)	414	9,828
DigitalOcean Holdings, Inc. *	827	70,940
Unisys Corp. *	2,097	4,341
		85,109
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. *	664	9,216
CryoPort, Inc. *	713	5,904
		15,120
Machinery — 4.2%
Atmus Filtration Technologies, Inc.	952	54,045
Blue Bird Corp. *	270	15,333
Douglas Dynamics, Inc.	963	40,533
Hillman Solutions Corp. *	4,163	34,636
Kadant, Inc.	97	28,358
Mueller Industries, Inc.	416	46,093
SPX Technologies, Inc. *	198	39,588
Watts Water Technologies, Inc., Class A	171	49,640
		308,226
Media — 0.8%
EchoStar Corp., Class A * (a)	124	14,517
John Wiley & Sons, Inc., Class A	818	31,166
Magnite, Inc. *	1,084	12,878
Thryv Holdings, Inc. *	587	1,608
		60,169
Metals & Mining — 0.9%
Coeur Mining, Inc. *	2,141	40,187
Commercial Metals Co.	186	11,426
Warrior Met Coal, Inc.	195	18,164
		69,777
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Corp.	1,820	17,781

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 0.4%
Unitil Corp.	510	26,642
Office REITs — 0.5%
COPT Defense Properties	1,235	37,791
Oil, Gas & Consumable Fuels — 2.7%
CNX Resources Corp. *	1,083	41,750
Core Natural Resources, Inc.	114	11,939
International Seaways, Inc.	316	23,030
Magnolia Oil & Gas Corp., Class A	1,082	34,159
Peabody Energy Corp.	374	12,323
SM Energy Co.	1,721	53,661
Teekay Tankers Ltd., Class A (Canada)	314	23,022
		199,884
Passenger Airlines — 0.4%
Joby Aviation, Inc. *	450	3,717
SkyWest, Inc. *	267	24,519
		28,236
Personal Care Products — 0.2%
Edgewell Personal Care Co.	821	17,520
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. *	860	10,690
ANI Pharmaceuticals, Inc. *	92	7,075
Axsome Therapeutics, Inc. *	87	14,705
Crinetics Pharmaceuticals, Inc. *	447	16,235
LB Pharmaceuticals, Inc. *	515	12,700
Prestige Consumer Healthcare, Inc. *	294	17,425
Terns Pharmaceuticals, Inc. *	443	23,355
		102,185
Professional Services — 1.3%
Barrett Business Services, Inc.	378	11,030
Conduent, Inc. *	2,896	3,707
ExlService Holdings, Inc. *	901	27,435
First Advantage Corp. *	1,851	21,768
IBEX Holdings Ltd. *	627	16,816
Verra Mobility Corp. *	1,102	15,748
		96,504
Real Estate Management & Development — 0.4%
Cushman & Wakefield Ltd. *	2,540	31,140
Residential REITs — 0.3%
Centerspace	394	22,635
Retail REITs — 0.8%
Kite Realty Group Trust	2,367	58,110
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A *	281	11,057
Credo Technology Group Holding Ltd. *	630	59,138

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Penguin Solutions, Inc. *	705	12,408
Power Integrations, Inc.	719	36,813
Rambus, Inc. *	624	53,683
Rigetti Computing, Inc. * (a)	373	5,237
Semtech Corp. *	177	13,609
Synaptics, Inc. *	492	34,460
		226,405
Software — 3.9%
AvePoint, Inc. *	1,069	10,166
BlackLine, Inc. *	908	33,596
Braze, Inc., Class A *	387	9,137
Clear Secure, Inc., Class A	920	44,537
Clearwater Analytics Holdings, Inc., Class A *	1,841	43,540
Core Scientific, Inc. *	1,356	20,286
D-Wave Quantum, Inc. (Canada) * (a)	282	4,069
Freshworks, Inc., Class A *	2,073	16,646
Hut 8 Corp. (Canada) *	263	12,337
LiveRamp Holdings, Inc. *	479	12,703
Ooma, Inc. *	807	11,742
Qualys, Inc. *	356	31,275
Riot Platforms, Inc. *	602	7,441
Vertex, Inc., Class A *	562	6,682
Workiva, Inc. *	209	12,463
Zeta Global Holdings Corp., Class A *	612	9,743
		286,363
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A *	196	17,909
Arhaus, Inc.	1,815	12,306
Group 1 Automotive, Inc.	130	42,982
Petco Health & Wellness Co., Inc. * (a)	2,080	5,782
Urban Outfitters, Inc. *	347	21,982
Warby Parker, Inc., Class A *	975	20,543
		121,504
Technology Hardware, Storage & Peripherals — 0.2%
IonQ, Inc. * (a)	402	11,590
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	585	41,120
Steven Madden Ltd.	732	24,829
		65,949
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	118	31,308
DNOW, Inc. *	1,391	16,567

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
McGrath RentCorp	356	39,259
Rush Enterprises, Inc., Class A	855	56,524
		143,658
Total Common Stocks (Cost $6,342,312)		7,074,882
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Akero Therapeutics, Inc., CVR ‡ *	268	175
Blueprint Medicines Corp., CVR ‡ *	205	—
Total Rights (Cost $174)		175
	SHARES
Short-Term Investments — 4.3%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $261,469)	261,396	261,422
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $58,375)	58,375	58,375
Total Short-Term Investments (Cost $319,844)		319,797
Total Investments — 100.1% (Cost $6,662,330)		7,394,854
Liabilities in Excess of Other Assets — (0.1)%		(10,942)
NET ASSETS — 100.0%		7,383,912

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $61,701.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	24	06/18/2026	USD	301,344	1,678

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Fundamental Data Science Small Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,074,882	$—	$—	$7,074,882
Rights	—	—	175	175
Short-Term Investments
Investment Companies	261,422	—	—	261,422
Investment of Cash Collateral from Securities Loaned	58,375	—	—	58,375
Total Short-Term Investments	319,797	—	—	319,797
Total Investments in Securities	$7,394,679	$—	$175	$7,394,854
Appreciation in Other Financial Instruments
Futures Contracts	$1,678	$—	$—	$1,678
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$641,605	$380,098	$(38)	$(47)	$261,422	261,396	$938	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	19,588	2,585,897	2,547,110	—	—	58,375	58,375	4,791	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	270,795	397,732	668,527	—	—	—	—	8,001	—
Total	$290,383	$3,625,234	$3,595,735	$(38)	$(47)	$319,797		$13,730	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.